S000071586 [Member] Average Annual Total Returns		12 Months Ended	56 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	0.65%	[1]
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	0.06%	[1]
Performance Inception Date			May 10, 2021
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.45%	(1.11%)	[1]
Performance Inception Date	[2]		May 10, 2021
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.82%	(2.42%)	[1]
Performance Inception Date	[2]		May 10, 2021
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.43%	(1.41%)	[1]
Performance Inception Date	[2]		May 10, 2021

[1]	Inception date is 5/10/21.
[2]	After-tax returns: – Are shown for Class A shares only and will vary for the Advisor Class shares because the Advisor Class shares have a different expense ratio; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.